NOTE 9 - INCOME TAXES - Company's total deferred tax asset (Details)	Dec. 31, 2015 USD ($)
Schedule of Investments [Abstract]
Net operating loss carry forwards	$ 15,695,872
Valuation allowance	(15,695,872)
Net deferred tax asset